The Group's Activities and Financial Statements	12 Months Ended
Dec. 31, 2019
THE GROUP'S ACTIVITIES AND FINANCIAL STATEMENTS
THE GROUP'S ACTIVITIES AND FINANCIAL STATEMENTS

1.    THE GROUP’S ACTIVITIES AND FINANCIAL STATEMENTS

Enel Generación Chile S.A (hereinafter “Enel Generación Chile”, the “Parent Company” or the “Company”) and its subsidiary comprise the Enel Generación Chile Group (hereinafter the “Group”).

Enel Generación Chile S.A. is a publicly traded corporation with a registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. The Company is registered in the securities register of  the Financial Market Commission of Chile (Comisión para el Mercado Financiero, “CMF” ) under number 114. In addition, the Company is registered with the Securities and Exchange Commission of the United States of America (hereinafter the “SEC”  ). The Company’s shares have been listed on the New York Stock Exchange in the period between 1994 to December 31, 2018, date in which the Company requested before the SEC the delisting of the issued securities. As of this date, December 31,2018 the American Depositary Shares issued by Enel Generación Chile ceased trading on the NYSE.

Enel Generación Chile S.A. is a subsidiary of Enel Chile S.A. (”Enel Chile”) a company which, in turn, is a subsidiary Enel S.p.A. (hereinafter “Enel”).

The Company was initially incorporated by a public deed dated December 1, 1943 under the name Empresa Nacional de Electricidad S.A. The Treasury Department’s Supreme Decree No. 97 of January 3, 1944 authorized the incorporation of the Company and approved its by-laws. The Company changed its name to Enel Generación Chile S.A. effective October 4, 2016, the date its by-laws were amended in connection with the corporate reorganization of the Group during that year. For tax purposes, the Company operates under Chilean tax identification number 91.081.000‑6.

As of December 31, 2019 the Group had 710 employees. During the year ended December 31, 2019, the Group averaged a total of 705 employees (see Note 35).

The Company’s corporate purpose consists of generating, transporting, producing, and distributing electrical energy. The purpose also includes investing in financial assets, developing projects, carrying out activities in the energy industry and in other fields in which electrical energy is essential, and participating in public civil or hydraulic infrastructure concessions in which it may participate directly or through subsidiaries or associate companies in Chile or abroad.

1.1   Enel Group Proposed Corporate Reorganization

The Company’s Board of Directors at its Extraordinary Session held on September 1, 2017, unanimously resolved to initiate all work and steps necessary to analyze the corporate reorganization proposed by our parent Enel Chile, in the terms applicable to Enel Generación Chile.

Enel Chile’s proposal consisted of a corporate reorganization within Ene (the “Reorganization”), which is intended to incorporate the renewable energy assets in Chile held through Enel Green Power Latin America S.A. (“EGPL”) through a merger with Enel Chile. EGPL was a subsidiary of Enel, actually controlled by Enel Green Power SpA.

The proposal also implies that the merger is contingent on the success of a public tender offer (“Tender Offer”) to be carried out by Enel Chile for all of the shares of its subsidiary Enel Generación Chile held by non-controlling interests.

The Reorganization involved two principal phases, each of which is conditional on the implementation of the other, as follows:

(i)    Public tender offer

Enel Chile launched “Tender Offer” for all of the shares of its subsidiary Enel Generación Chile S.A. (“Enel Generación Chile”) held by non-controlling interests (equivalent to approximately 40% of the share capital). The Tender Offer consideration was paid in cash, subject to the condition that tendering Enel Generación Chile shareholders agreed to use a specified portion of the cash consideration to subscribe for shares or American Depositary Shares (“ADSs”) of Enel Chile (the “Share/ADS Subscription Condition”).

The effectiveness of the Tender Offer was conditioned on satisfaction or waiver by the following:

-	The tender in the Tender Offer of a total number of shares that would enable Enel Chile to increase its ownership interest in Enel Generación Chile to more than 75% from then current 60%;

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The approval at the Extraordinary Shareholders' Meeting of Enel Generación Chile of a modification of the company's bylaws that eliminates the limit of concentration of share ownership in the Company, which did not allow a single shareholder to own more than 65% of the issued capital of the Company as stated in Title XII of DL 3,500;

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Enel Chile had available for issuance in the Tender Offer the necessary number of newly issued Enel Chile Shares following the expiration of the preemptive right period in the related capital increase to permit the subscription of the number of shares and ADSs of Enel Chile required to satisfy the Share/ADS Subscription Condition;

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The absence of any legal proceeding or action seeking to (i) prohibit or prevent the Merger between Enel Chile and EGPL; (ii) impose material limitations on Enel Chile’s ability to effectively exercise its property rights over the assets of EGPL to be assigned to Enel Chile as a consequence of the Merger; (iii) impose limitations on Enel Chile’s ability to continue developing and operating the projects owned by EGPL; and (iv) in general, any legal proceeding or action before any regulatory, judicial or administrative authority resulting in any of the consequences indicated in (i) to (iii) above;

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The absence of any legal proceeding or action seeking to (i) prohibit or prevent the closing of the Tender Offer; (ii) impose material limitations on Enel Chile’s ability to effectively acquire the Enel Generación Chile shares and Enel Generación Chile ADSs; (iii) impose limitations on Enel Chile’s ability to exercise its property rights over the Enel Generación Chile shares and Enel Generación Chile ADSs validly tendered and not validly withdrawn pursuant to the Tender Offer; and (iv) in general, any legal proceeding or action before any regulatory, judicial or administrative authority resulting in any of the consequences indicated in (i) to (iii) above;

-	The Share/ADS Subscription Condition;

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Enel S.p.A must maintain at all times an ownership interest in Enel Chile of more than 50% and maintain its controlling shareholder position and shall not exceed the 65% stock ownership limit set forth in Enel Chile’s bylaws after the consummation of the proposed Reorganization;

-	All of the other conditions to the Merger (other than the consummation of the Tender Offer); and

-	The absence of any material adverse effect.

(ii)    Merger

Once the Tender Offer was declared successful, EGPL merged into Enel Chile (the “Merger.”) which was subject to approval by Enel Chile shareholders and the unanimous written consent of the shareholders of EGPL. Consequently, the renewable assets held by EGPL was integrated into Enel Chile.

On December 20, 2017, the Extraordinary Shareholders’ Meeting of Enel Generación Chile, fulfilling one of the conditions precedent to the Tender Offer, approved the amendment of the Company’s bylaws to eliminate the limitations and restrictions established in Section XII of Decree No. 3.500.

On March 25, 2018, the amendments to Enel Chile's by-laws were approved to reflect the agreements related to the Merger, capital increase and expansion of Enel Chile's corporate purpose, among other provisions. The Tender Offer took place between February 16 and March 22, 2018; Enel Chile preemptive rights shares were subscribed between February 15 and March 16, 2018 in the capital increase; and the reorganization of renewable assets (including the Merger) was completed and became effective as of April 2, 2018 and resulted in an increase of Enel Chile's ownership in Enel Generación Chile from 59.98% to 93.55% and the merger of Enel Chile with EGPL effective as from this date.